Derivatives - Pre-tax gain and losses related to derivatives (Details) - Benson Hill, Inc - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Derivative Instruments, Gain (Loss) [Line Items]
(Loss) gain realized on derivatives	$ 105	$ (29)
Unrealized gain (loss) on derivatives	(52)	(483)
Total (loss) gain recognized in income	53	(512)
Derivative Asset	0	0	$ 0	$ 0
Derivative Liability	0	0	$ 0	$ 0
Soybeans
Derivative Instruments, Gain (Loss) [Line Items]
(Loss) gain realized on derivatives	(523)	(885)
Unrealized gain (loss) on derivatives	260	(483)
Total (loss) gain recognized in income	(263)	(1,368)
Oil
Derivative Instruments, Gain (Loss) [Line Items]
(Loss) gain realized on derivatives	628	856
Unrealized gain (loss) on derivatives	(312)
Total (loss) gain recognized in income	$ 316	$ 856